UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22940

The Endowment PMF Master Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
The Endowment PMF Master Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/19

Date of reporting period: 03/31/19

Item 1.	Schedule of Investments.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

March 31, 2019

(unaudited)

	Initial				% of
	Investment			Fair	Partners’
	Date (1)	Shares	Cost	Value	Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Energy (2.21% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.	July, 2008		$17,802,986	$6,842,745
Sentient Global Resources Fund IV, L.P. (2)	June, 2011		11,579,658	5,240,976
Private Equity (24.65% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.	August, 2008		66,444	317,333
CX Partners Fund Ltd. (2)(3)	April, 2009		17,507,418	13,561,848
Gavea Investment Fund II A, L.P.	May, 2007		-	38,758
Gavea Investment Fund III A, L.P.	September, 2008		-	1,620,686
India Asset Recovery Fund L.P.	October, 2006		558,321	587
J.C. Flowers III L.P. (2)	October, 2009		12,962,802	8,223,376
LC Fund IV, L.P. (2)(3)	May, 2008		14,410,043	10,059,321
New Horizon Capital III, L.P. (2)	March, 2009		8,519,689	6,440,674
Northstar Equity Partners III (2)	June, 2011		7,336,386	7,222,963
Orchid Asia IV, L.P. (2)	November, 2007		5,709,943	20,047,893
Reservoir Capital Partners (Cayman), L.P.	June, 2009		1,803,543	2,789,759
Tiger Global Private Investment Partners IV, L.P.	March, 2007		2,000,170	579,283
Tiger Global Private Investment Partners V, L.P. (2)	January, 2008		7,644,696	6,599,290
Tiger Global Private Investment Partners VI, L.P. (2)	November, 2010		5,426,931	7,154,622
Trustbridge Partners II, L.P. (2)	December, 2007		6,463,222	8,075,558
Trustbridge Partners III, L.P. (2)(3)	April, 2009		17,789,102	17,156,978
Trustbridge Partners IV, L.P.	September, 2011		11,816,497	25,168,082
Real Estate (1.09% of Partners’ Capital)
Forum European Realty Income III, L.P.	February, 2008		5,446,064	1,580,483
Phoenix Asia Real Estate Investments II, L.P.	September, 2007		4,712,635	4,396,939

Total Cayman Islands			159,556,550	153,118,154

Guernsey
Private Equity (0.30% of Partners’ Capital)
Mid Europa Fund III LP	November, 2007		4,163,677	1,622,150

Total Guernsey			4,163,677	1,622,150

United Kingdom
Private Equity (0.23% of Partners’ Capital)
Darwin Private Equity I L.P. (2)	September, 2007		6,928,297	1,246,778
Real Estate (0.28% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.	August, 2006		2,486,130	518,681
Patron Capital, L.P. II	February, 2005		817,213	134,038
Patron Capital, L.P. III	July, 2007		3,942,066	906,590

Total United Kingdom			14,173,706	2,806,087

United States
Energy (16.35% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P. (2)	October, 2007		1,630,956	365,505
ArcLight Energy Partners Fund V, L.P. (2)	December, 2011		4,864,036	3,161,833
CamCap Resources, L.P. (6)	May, 2008		294,003	6,189
EnCap Energy Capital Fund VII-B LP (2)	October, 2007		7,896,704	1,387,497
EnCap Energy Infrastructure TE Feeder, L.P. (2)(3)	October, 2009		6,762,814	1,637,462
Energy & Minerals Group Fund II, L.P. (2)	November, 2011		10,136,803	12,085,503
Intervale Capital Fund, L.P. (2)	May, 2008		5,571,659	6,319,714
Merit Energy Partners G, L.P.	September, 2009		17,251,785	12,279,076
Midstream & Resources Follow-On Fund, L.P. (2)(3)	March, 2010		3,534,018	3,149,788
NGP Energy Technology Partners II, L.P. (2)	July, 2009		5,419,564	3,141,816

	Initial				% of
	Investment			Fair	Partners’
	Date (1)	Shares	Cost	Value	Capital
NGP IX Offshore Fund, L.P. (2)	March, 2008		4,808,420	1,065,869
NGP Midstream & Resources, L.P. (2)	October, 2007		8,564,046	6,436,356
Quantum Parallel Partners V, LP (3)	October, 2008		28,602,400	37,711,105
TPF II-A, L.P. (3)	October, 2008		7,547,610	867,000
Event-Driven (5.63% of Partners’ Capital)
BDCM Partners I, L.P. (3)(6)	January, 2011		13,161,467	15,035,542
Credit Distressed Blue Line Fund, L.P. (4)(6)	April, 2010		20,968,888	3,199,722
Fortelus Special Situations Fund Ltd. (3)(6)	May, 2010		763,600	3,080,978
Harbinger Capital Partners Fund I, L.P. (3)(6)	November, 2006		39,076,697	6,849,105
Harbinger Capital Partners Fund II, L.P. (6)	July, 2010		5,026,484	501,968
Harbinger Capital Partners Special Situations Fund, L.P. (6)	December, 2006		5,080,165	325,160
Harbinger Class L Holdings (U.S.), LLC (6)	July, 2010		36,255	219,522
Harbinger Class LS Holdings (U.S.) Trust (6)	May, 2013	3,225	2,190,547	-
Harbinger Class PE Holdings (U.S.) Trust (6)	July, 2010	4	1,320,690	1,541,861
Prospect Harbor Credit Partners LP (6)	February, 2010		46,305	113,297
Private Equity (35.54% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.	August, 2007		1,792,223	1,373,036
Advent Latin American Private Equity Fund V-F L.P.	May, 2010		8,697,963	8,737,077
BDCM Opportunity Fund II, L.P. (2)	March, 2006		5,096,282	8,107,075
Catterton Growth Partners, L.P.	March, 2008		10,859,722	4,977,107
Chrysalis Ventures III, L.P.	December, 2006		1,897,792	956,167
Crosslink Crossover Fund V, L.P.	May, 2007		2,126,156	1,792,817
Crosslink Crossover Fund VI, L.P.	March, 2007		-	10,649,009
Dace Ventures I, LP (3)	June, 2007		1,910,584	841,652
Fairhaven Capital Partners, L.P.	March, 2008		9,656,562	5,321,299
Founders Fund III, LP	May, 2010		5,420,936	23,432,632
Founders Fund IV, LP	January, 2012		4,067,601	30,034,164
Garrison Opportunity Fund LLC (3)	February, 2010		-	738,233
Garrison Opportunity Fund II A LLC (2)	March, 2011		-	3,756,841
HealthCor Partners Fund, L.P. (3)	August, 2007		6,242,810	5,790,534
Highland Credit Strategies Liquidation Vehicle Onshore (3)(6)	May, 2011		-	31,263
Ithan Creek Partners, L.P. (6)	October, 2008		187,356	780,030
MatlinPatterson Global Opportunities Partners III L.P. (2)	July, 2007		8,455,756	3,132,167
Middle East North Africa Opportunities Fund, L.P. (4)(6)	July, 2008	3,969	3,969,272	338,940
Monomoy Capital Partners, L.P.	November, 2006		4,462,243	310,894
Monomoy Capital Partners II, L.P. (2)	May, 2011		8,176,839	6,401,211
Pine Brook Capital Partners, L.P. (2)	January, 2008		11,339,954	3,835,349
Pinto America Growth Fund, L.P.	July, 2006		113,570	1,094,514
Private Equity Investment Fund IV, L.P. (3)	July, 2005		3,612,530	373,198.00
Private Equity Investment Fund V, L.P. (3)	April, 2009		32,635,067	17,245,488
Saints Capital VI, L.P. (2)(3)	April, 2008		9,548,114	2,628,699
Sanderling Venture Partners VI Co-Investment Fund, L.P.	June, 2005		1,222,531	851,362
Sanderling Venture Partners VI, L.P.	June, 2005		651,745	851,807
Sterling Capital Partners II, L.P.	August, 2005		1,134,382	214,414
Sterling Group Partners II, L.P.	July, 2005		1,087,913	-
Sterling Group Partners III, L.P.	April, 2010		5,044,171	3,622,775
Strategic Value Global Opportunities Fund I-A, L.P.	December, 2006		157,773	784,143
TAEF Fund, LLC (6)	August, 2008		2,593,435	3,082,915
Tenaya Capital V, LP	November, 2007		1,762,018	3,065,970
Tenaya Capital VI, LP	July, 2012		7,502,714	8,912,678
The Column Group, LP	September, 2007		3,669,484	11,750,000
The Raptor Private Holdings L.P. (6)	January, 2009	1,025	698,804	313,615
Tuckerbrook SB Global Distressed Fund I, L.P. (3)	July, 2007		649,506	1,603,094
Valiant Capital Partners LP (6)	July, 2009		3,047,736	5,245,903
VCFA Private Equity Partners IV, L.P.	March, 2005		1,901,798	228,301
VCFA Venture Partners V, L.P.	January, 2007		5,139,196	1,062,602
Voyager Capital Fund III, L.P.	May, 2007		1,762,512	2,387,549
WestView Capital Partners II, L.P. (3)	August, 2009		6,822,269	8,101,022
Real Estate (9.71% of Partners’ Capital)
Cypress Realty VI Limited Partnership	June, 2007		3,286,963	2,273,853
Florida Real Estate Value Fund, L.P. (2)(3)	October, 2010		-	2,021,783
GTIS Brazil Real Estate Fund (Brazilian Real) LP (2)(3)	July, 2008		13,639,420	13,829,395
Lone Star Real Estate Fund II (U.S.), L.P.	June, 2011		64,640	300,303
Monsoon Infrastructure & Realty Co-Invest, L.P. (3)	February, 2008		9,542,106	14,415,142
Northwood Real Estate Co-Investors LP (2)	April, 2008		2,758,725	3,485,122
Northwood Real Estate Partners LP (2)	April, 2008		7,656,223	10,187,115
Parmenter Realty Fund IV, L.P.	May, 2011		1,848,578	50,481
SBC US Fund II, LP (3)	June, 2011		5,898,120	6,258,834

	Initial				% of
	Investment			Fair	Partners’
	Date (1)	Shares	Cost	Value	Capital
Square Mile Partners III LP	April, 2008		3,946,787	365,315
Relative Value (0.23% of Partners’ Capital)
Eton Park Fund, L.P. (6)	June, 2009		1,708,078	71,714
King Street Capital, L.P. (2)(6)	November, 2009		138,508	363,262
Magnetar Capital Fund LP (6)	February, 2009		-	326,224
Magnetar SPV LLC (6)	May, 2008		179,228	6,721
OZ Asia Domestic Partners, LP (2)(6)	December, 2007		1,645,428	417,774
PIPE Equity Partners, LLC (4)(5)(6)	August, 2008		18,158,738	-
PIPE Select Fund, LLC (4)(5)(6)	September, 2008		15,623,045	-
Stark Select Asset Fund, LLC (6)	July, 2010		-	81,835

Total United States			471,767,822	369,694,287

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies			649,661,755	527,240,678	96.22%

Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Relative Value (0.30% of Partners’ Capital)
CRC Credit Fund Ltd. (6)	July, 2010	45,644	989,015	1,632,805

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies			989,015	1,632,805

Total Passive Foreign Investment Companies			989,015	1,632,805	0.30%

Private Corporations
United States
Real Estate (0.02% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.	August, 2006		8,194,217	100,343

Total Private Corporations			8,194,217	100,343	0.02%

Total Investments in Investment Funds(7)			658,844,987	528,973,826	96.54%

Investments in Securities
Common Stocks
United States
Professional Services (0.25% of Partners’ Capital)
REVA Medical, Inc.		276,817	143,120	34,547
Zuora, Inc.		67,042	1,451,404	1,342,851

Total United States			1,594,524	1,377,398

British Virgin Islands
Professional Services (0.19% of Partners’ Capital)
Despegar.com, Corp.		70,579	926,707	1,051,627

Total British Virgin Islands			926,707	1,051,627

Total Investments in Securities			2,521,231	2,429,025	0.44%

Total Investments			$661,366,218	$531,402,851	96.98%

The Master Fund’s total outstanding capital commitments to Investment Funds as of March 31, 2019 were $54,631,482. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All investments are non-income producing unless noted otherwise.

(1)	All Investment Funds were received in an in-kind transfer of a portfolio of Investment Funds on March 31, 2014 (See Note 1).
(2)	Income producing investment.
(3)	Affiliated investments for which ownership exceeds 5% of the Investment Fund's capital (See Note 4b).
(4)	Affiliated investments for which ownership exceeds 25% of the Investment Fund’s capital (See Note 4b).
(5)	Security was valued in good faith pursuant to procedures approved by the Board of Directors as of March 31, 2019. The total of all such securities represents 0.00% of partners’ capital.
(6)	Investment Funds classified as "Hedge Funds" in the Master Fund's limited partnership agreement. The cost and fair value of these Investment Funds as of March 31, 2019 was $136,903,744 and $43,566,345, respectively (See Note 6a).
(7)	Restricted investments as to resale.

See accompanying notes to Schedule of Investments.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments

March 31, 2019

(Unaudited)

(1) ORGANIZATION

The Endowment PMF Master Fund, L.P. (the “Master Fund”), a Delaware limited partnership, commenced operations on March 31, 2014. The Master Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently three feeder funds.

The Master Fund’s investment objective is to manage a portfolio of Investment Funds and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund holds to self-liquidating private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the Directors are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying Schedule of Investments reflects the financial position of the Master Fund. The Master Fund is an investment company that follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the Schedule of Investments.

(d) INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of March 31, 2019.

Investments held by the Master Fund are valued as follows:

•	INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

•	OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange are valued at the end of day NAV per share. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security.

•	SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the valuation procedures approved by the Board.

(e) FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(f) CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for RICs that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to RICs, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of March 31, 2019, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(g) USE OF ESTIMATES

The Schedule of Investments has been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Schedule of Investments. Actual results may differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 — investments with other significant observable inputs

•	Level 3 — investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are supported by methodologies employed by the Investment Funds’ market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models.

The following is a summary categorization of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments as of March 31, 2019 and assets valued at NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the schedule of investments:

	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS VALUED AT NAV AS A PRACTICAL EXPEDIENT	TOTAL
	Investments	Investments	Investments	Investments	Investments
Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Energy	$-	$-	$-	$101,698,434	$101,698,434
Event-Driven	-	-	-	30,867,155	30,867,155
Private Equity	-	-	-	332,683,485	332,683,485
Real Estate	-	-	-	60,724,074	60,724,074
Relative Value	-	-	-	1,267,530	1,267,530
Passive Foreign Investment Companies
Relative Value	-	-	-	1,632,805	1,632,805
Private Corporations
Real Estate	-	-	-	100,343	100,343
Investment Securities
Common Stocks
Professional Services	2,394,478	34,547	-	-	2,429,025

Total	$2,394,478	$34,547	$-	$528,973,826	$531,402,851

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of March 31, 2019, that qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Energy (a)	Private investments in securities issued by companies in the energy and natural resources sectors.	$101,699	$14,476	Up to 10 years	N/A	N/A	Up to15 years
Event-Driven (b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	30,867	N/A	N/A	Quarterly	45-90	Up to 5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital
Private Equity (c)	Investments in nonpublic companies.	332,684	25,533	Up to 10 years	N/A	N/A	Up to 10 years
Real Estate (d)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	60,824	14,622	Up to 10 years	N/A	N/A	Up to 10 years
Relative Value (e)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	2,900	N/A	N/A	Quarterly	30-120	Up to 5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital
		$528,974	$54,631

*	The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)	This category includes Investment Funds that invest primarily in privately issued securities by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)	This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)	This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(d)	This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(e)	This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

The Adviser monitors Investment Fund capital call activity and reviews regularly the Master Fund’s cash positions and anticipated activity, including planning any necessary redemptions of Investment Funds so that the Fund may cover any funding call by Investment Funds.

The following is a summary of the fair value as percentage of partners’ capital, and liquidity provisions for Investment Funds constituting greater than 5% of the Master Fund’s partners’ capital as of March 31, 2019:

Limited Partnerships, Exempted Partnerships and Limited Liability Companies	Fair Value as % of Partners' Capital	Investment Strategy	Does the Underlying Portfolio Fund Employ Debt Financing	Redemption Frequency	Redemption Restrictions and Terms
Quantum Parallel Partners V, L.P.	6.88%	Quantum Parallel Partners V, L.P. makes private investments in energy companies focused on exploration and production activities in the United States and Canada.	Yes	N/A	N/A
Founders Fund IV, L.P.	5.48%	Founders Fund IV, L.P. makes venture capital investments in seed stage and early stage companies.	Yes	N/A	N/A

(4) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year-end tax cost of its investments until such time. The Master Fund’s book cost as of March 31, 2019, was $661,366,218 resulting in accumulated net unrealized depreciation of $129,963,367 consisting of $143,677,456 in gross unrealized appreciation and $273,640,823 in gross unrealized depreciation.

(b) AFFILIATED INVESTMENT FUNDS

At March 31, 2019, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. A listing of these affiliated Investment Funds (including activity during the period ended March 31, 2019 is shown below:

Affiliated Investment Funds	Shares 12/31/2018	Shares 3/31/19	Beginning Fair Value 12/31/2018	Cost of Purchases	Sales Proceeds*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation /Depreciation	Ending Fair Value 3/31/19	Interest/Dividend Income
Ownership exceeds 5% of the Investment Fund's Capital:
BDCM Partners I, L.P.			$14,910,467	$-	$(1,056,024)	$-	$1,181,099	$15,035,542	$-
CX Partners Fund Ltd.			14,636,287	33,474	(972,888)	734,127	(869,152)	13,561,848	770
Dace Ventures I, LP			855,832	17,421	-	-	(31,601)	841,652	-
EnCap Energy Infrastructure TE Feeder, L.P.			1,635,437	-	-	-	2,025	1,637,462	-
Florida Real Estate Value Fund, L.P.			1,720,879	-	-	-	300,904	2,021,783	-
Fortelus Special Situations Fund Ltd.			3,690,406	-	(756,964)	-	147,536	3,080,978	-
Garrison Opportunity Fund LLC			835,399	-	-	-	(97,166)	738,233	-
GTIS Brazil Real Estate Fund (Brazilian Real) LP			13,314,748	-	(987,467)	-	1,502,114	13,829,395	-
Harbinger Capital Partners Fund I, L.P.			7,169,612	-	-	-	(320,507)	6,849,105	-
HealthCor Partners Fund, L.P.			7,659,584	3,966	-	-	(1,873,016)	5,790,534	-
Highland Credit Strategies Liquidation Vehicle Onshore			31,263	-	-	-	-	31,263	-
LC Fund IV, L.P.			11,120,789	-	-	-	(1,061,468)	10,059,321	-
Midstream & Resources Follow-On Fund, L.P.			4,182,390	(14,015)	(850,506)	633,207	(801,288)	3,149,788	25,438
Monsoon Infrastructure & Realty Co-Invest, L.P.			14,493,311	-	-	-	(78,169)	14,415,142	-
Private Equity Investment Fund IV, L.P.			400,516	-	-	-	(27,318)	373,198	-
Private Equity Investment Fund V, L.P.**			16,175,219	-	-	-	1,070,269	17,245,488	-
Quantum Parallel Partners V, LP			37,770,000	-	-	-	(58,895)	37,711,105	-
Saints Capital VI, L.P.			3,086,475	-	(1,092,764)	841,428	(206,440)	2,628,699	-
SBC US Fund II, LP			6,737,506	-	(42,248)	-	(436,424)	6,258,834	-
TPF II-A, L.P.			762,000	-	-	-	105,000	867,000	-
Trustbridge Partners III, L.P.			18,602,991	-	-	-	(1,446,013)	17,156,978	-
Tuckerbrook SB Global Distressed Fund I, L.P.			1,653,791	-	(50,697)	-	-	1,603,094	-
Westview Capital Partners II, L.P.			7,394,532	38,153	(101,798)	101,798	668,337	8,101,022	-
Total			188,839,434	78,999	(5,911,356)	2,310,560	(2,330,173)	182,987,464	26,208
Ownership exceeds 25% of the Investment Fund's Capital:
Credit Distressed Blue Line Fund, L.P.			$3,245,577	$-	$-	$-	$(45,855)	$3,199,722	$-
Middle East North Africa Opportunities Fund, L.P.	3,969	3,969	471,800	-	-	-	(132,860)	338,940	-
PIPE Equity Partners, LLC			-	-	-	-	-	-	-
PIPE Select Fund, LLC			-	-	-	-	-	-	-
Total			3,717,377	-	-	-	(178,715)	3,538,662	-
Total Affiliated Investment Funds			$192,556,811	$78,999	$(5,911,356)	$2,310,560	$(2,508,888)	$186,526,126	$26,208

*	Sales include return of capital.
**	Voting rights have been waived for this investment.

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds.

(6)	RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”) equal to 0.40% on an annualized basis of the Master Fund’s partners’ capital at the end of each month, payable monthly in arrears, until the period ending March 31, 2024, when the Adviser will no longer receive the Investment Management Fee.

In addition, following the period ending March 31, 2019, the Investment Management Fee will not be charged on any Investment Fund classified as a “Hedge Fund” (as defined in the Master Fund’s Limited Partnership Agreement and disclosed on the Schedule of Investments), with any such Hedge Fund remaining in the Master Fund’s portfolio at that time being excluded from the calculation.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment PMF Master Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: May 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: May 30, 2019

By (Signature and Title)	/s/ Thomas Dusenberry
Thomas Dusenberry
Principal Financial Officer

Date: May 30, 2019